Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net profit attributable to the owners of the Holding Company	S/ 198,875	S/ 168,900	S/ 176,828
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107
Basic earnings per share (S/)	S/ 0.46	S/ 0.39	S/ 0.41
Diluted earnings per share (S/)	S/ 0.46	S/ 0.39	S/ 0.41